OPERATING SEGMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	$ 886	$ 0	$ 57
Other operating charges	4,163	1,951	1,215
Tax Litigation Expense	(2)	8
BodyArmor
Segment Reporting Information [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	760
Certain bottling operations in India
Segment Reporting Information [Line Items]
Other operating charges	7
Indemnification Agreement
Segment Reporting Information [Line Items]
Other operating charges	13
fairlife
Segment Reporting Information [Line Items]
Charges related to the remeasurement of contingent consideration liability	3,109	1,702	1,000
BodyArmor
Segment Reporting Information [Line Items]
Business Combination, Separately Recognized Transactions, Net Gains and Losses	(15)	(15)
Productivity and Reinvestment
Segment Reporting Information [Line Items]
Productivity, integration and restructuring initiatives	133	164	85
North America OU Restructuring
Segment Reporting Information [Line Items]
Productivity, integration and restructuring initiatives		27	38
Strategic Realignment
Segment Reporting Information [Line Items]
Refinement of previously established accruals			6
EMEA
Segment Reporting Information [Line Items]
Other operating charges	0	0	(7)
EMEA | Strategic Realignment
Segment Reporting Information [Line Items]
Refinement of previously established accruals			(7)
Latin America
Segment Reporting Information [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	126
Other operating charges	126	0	0
North America
Segment Reporting Information [Line Items]
Other operating charges	760	26	19
North America | BodyArmor
Segment Reporting Information [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	760
North America | BodyArmor
Segment Reporting Information [Line Items]
Business Combination, Separately Recognized Transactions, Net Gains and Losses			21
North America | Productivity and Reinvestment
Segment Reporting Information [Line Items]
Refinement of previously established accruals		(1)
North America | North America OU Restructuring
Segment Reporting Information [Line Items]
Productivity, integration and restructuring initiatives		27	38
Asia Pacific
Segment Reporting Information [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)			57
Business Exit Costs		35
Other operating charges	0	35	57
Corporate
Segment Reporting Information [Line Items]
Other operating charges	3,277	1,890	1,146
Tax Litigation Expense		8
Corporate | Certain bottling operations in India
Segment Reporting Information [Line Items]
Other operating charges	7
Corporate | Indemnification Agreement
Segment Reporting Information [Line Items]
Other operating charges	13
Corporate | fairlife
Segment Reporting Information [Line Items]
Charges related to the remeasurement of contingent consideration liability	3,109	1,702	1,000
Corporate | BodyArmor
Segment Reporting Information [Line Items]
Business Combination, Separately Recognized Transactions, Net Gains and Losses	(15)	(15)	(59)
Corporate | Productivity and Reinvestment
Segment Reporting Information [Line Items]
Productivity, integration and restructuring initiatives	133	165	85
Corporate | Strategic Realignment
Segment Reporting Information [Line Items]
Refinement of previously established accruals			1
Operating Income (Loss) | North America
Segment Reporting Information [Line Items]
Business Exit Costs	$ 19	$ 18	$ 33